Loans and borrowings - Non - current liabilities - Pay Protection Program (Details) - Paycheck Protection Program	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)
Disclosure of detailed information about borrowings
Aggregated amount	$ 1,381,000		¥ 8,921,000
Interest rate	0.98%		0.98%
Term of debt	2 years	2 years
Subsidy amount received	$ 1,320,000	¥ 8,548,000